Earnings (Loss) per Share	6 Months Ended
Jun. 30, 2013
Earnings (Loss) per Share
(2)	Earnings (Loss) per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Net income (loss) available to common shareholders for the three and six months ended June 30, 2013 and 2012 was calculated using the two-class method, which is an earnings (loss) allocation method for computing earnings (loss) per share when an entity’s capital structure includes common stock and participating securities. The two-class method determines earnings (losses) per share based on dividends declared on common stock and participating securities (i.e., distributed earnings) and participation rights of participating securities in any undistributed earnings (loss). The application of the two-class method was required since the Company’s Series B preferred stock and the unvested restricted stock each contain nonforfeitable rights to dividends or dividend equivalents. However, unvested restricted stock grants and Series B convertible preferred stock are not included in computing basic earnings (loss) per share for periods where the Company has losses as these securities are not contractually obligated to share in losses of the Company.

Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding plus, where applicable, the additional potential common shares that would have been outstanding related to dilutive options, warrants, convertible preferred stock and unvested restricted stock to the extent such shares are dilutive.

The following table sets forth the computation of basic and diluted earnings (loss) per share of Series A and Series B common stock for the three and six months ended June 30, 2013 and 2012. The allocation of undistributed earnings (losses) to Series A and Series B common stock in the table below excludes zero net income (loss) allocated to the participating securities for the three months ended June 30, 2013 and 2012, and zero and $221,232 for the six months ended June 30, 2013 and 2012.

	Three Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and Series B common stock	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

Diluted net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and
Series B common stock in basic earnings per share	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Plus: Undistributed losses allocated to Series B convertible preferred stock	—	—	—	—

Total losses used in per share computation	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	—	—

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Diluted losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

	Six Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net income (loss) per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed earnings (losses) to Series A and Series B common stock	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

Diluted net income (loss) per share attributable to Series A and Series B common stock:
Numerator
A and Series B common stock in basic earnings per share	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Plus: Undistributed earnings allocated to Series B convertible preferred stock	—	—	92,421	—

Total earnings (losses) used in per share computation	$(1,881,499)	$(842,942)	$3,929,028	$1,718,444
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	250,000	—

Number of shares used in per share computation	10,351,334	4,637,347	10,601,334	4,637,347
Diluted earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

The computation of diluted earnings (loss) per share for the three and six months ended June 30, 2013 and 2012 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings (loss) per share because these instruments were antidilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Stock Options	4,201,684	3,419,201	4,201,684	3,419,201
Unvested Restricted Stock	310,250	346,050	310,250	346,050
Warrants	70,000	70,000	70,000	70,000